Results from financial transactions (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Financial Transactions Results

Results from financial transactions comprise:	2020	2019	2018
Net fair value change of general account financial investments at fair value through profit or loss, other than derivatives	191	279	(79)
Realized gains and (losses) on financial investments	132	399	(92)
Gains and (losses) on investments in real estate	74	317	261
Net fair value change of derivatives	128	1,130	(545)
Net fair value change on account of policyholder financial assets at fair value through profit or loss	20,982	33,188	(11,326)
Net fair value change on investments in real estate for account of policyholders	(36)	(18)	5
Net foreign currency gains and (losses)	(93)	77	44
Net fair value change on borrowings and other financial liabilities	18	15	29
Realized gains and (losses) on repurchased debt	-	-	1
Total	21,397	35,386	(11,701)

Summary of Net Fair Value Changes of Financial Investments at Fair Value Through Profit or Loss, Other Than Derivatives

Net fair value change of general account financial investments at fair value through profit or loss, other than derivatives comprise:	2020	2019	2018
Shares	(42)	99	69
Debt securities and money market investments	30	85	(143)

Other	203	95	(5)
Total	191	279	(79)

Other mainly includes net fair value changes of limited partnerships such as hedge and private equity funds.

Summary of Realized Gains and Losses on Financial Investments

Realized gains and losses on financial investments comprise:	2020	2019	2018
Shares	3	11	25
Debt securities and money market investments	153	372	(147)
Loans	20	32	16

Other	(43)	(16)	14
Total	132	399	(92)

Realized gains and losses on financial investments comprise:	2020	2019	2018
Available-for-sale investments	112	368	(108)
Loans	20	32	16
Total	132	399	(92)

Summary of Net Fair Value Change of Derivatives

Net fair value change of derivatives comprise:	2020	2019	2018
Net fair value change on economic hedges where no hedge accounting is applied	2,182	2,281	272
Net fair value change on bifurcated embedded derivatives	(2,053)	(1,153)	(824)
Ineffective portion of hedge transactions to which hedge accounting is applied	-	1	7
Total	128	1,130	(545)

Summary of Ineffective Portion of Hedge Transactions

The ineffective portion of hedge transactions to which hedge accounting is applied comprises:	2020	2019	2018
Fair value change on hedging instruments in a fair value hedge	10	(1)	13
Fair value change on hedged items in a fair value hedge	(10)	2	(8)

Ineffectiveness fair value hedge	-	1	5
Ineffectiveness cash flow hedges	-	-	2
Total	-	1	7

Summary of Net Fair Value Change on for Account of Policyholder Financial Assets at Fair Value Through Profit or Loss

Net fair value change on for account of policyholder financial assets at fair value through profit or loss comprise:	2020	2019	2018 1)
Shares	1,396	4,591	(2,318)
Debt securities and money market investments	588	863	(421)
Unconsolidated investment funds	17,681	26,450	(8,158)
Derivatives	1,318	1,284	(429)
Total	20,982	33,188	(11,326)

Summary of Net Fair Value on Borrowings and Other Financial Liabilities

Net fair value change on borrowings and other financial liabilities	2020	2019	2018
Borrowings	16	8	23
Other financial liabilities	2	7	6
Total	18	15	29

Summary of Financial Transactions Results

	2020	2019
Net fair value change of derivatives	(2)	(22)
Net foreign currency gains and (losses)	4	3
Net fair value change on borrowings and other financial liabilities	-	4
Total	2	(15)